Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Office electronic equipment	20,448	20,448	2,909
Office fixtures and furniture	147,312	155,461	22,118
Vehicles	1,201,452	1,201,452	170,933
Subtotal	1,369,212	1,377,361	195,960
Less: accumulated depreciation	(923,842)	(1,250,199)	(177,868)
Total	445,370	127,162	18,092